Segments - Long-lived Assets by Geographic Areas (Details) - Operating segments - Dayrate - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	$ 2,578.3	$ 2,589.1
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	673.4	832.5
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	815.4	675.5
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	444.8	507.0
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	553.0	481.2
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	$ 91.7	$ 92.9